Receivables - Allowance for Uncollectible Accounts (Details) - Uncollectible Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Change in allowance for uncollectible accounts
Balance at beginning of year	$ 7,432	$ 8,360
Provision charged to expense	5,864	2,013
Accounts written off	(432)	(1,573)
Other	(877)	(1,368)
Balance at end of year	$ 11,987	$ 7,432